Description of Organization and Business Operations, Initial Public Offering (Details)																				6 Months Ended		12 Months Ended
	Jun. 02, 2024	May 02, 2024	Apr. 02, 2024	Mar. 02, 2024 USD ($)	Feb. 27, 2024 USD ($) item shares	Feb. 02, 2024 USD ($)	Jan. 02, 2024	Dec. 02, 2023 USD ($)	Nov. 02, 2023	Oct. 02, 2023	Sep. 05, 2023 USD ($)	Sep. 02, 2023 USD ($)	Aug. 02, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jul. 02, 2023	Jun. 02, 2023 USD ($)	Apr. 18, 2023 USD ($)	Feb. 28, 2023 USD ($) item shares	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) item shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2024 shares	Jul. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Feb. 13, 2024 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 27, 2023 USD ($)	Feb. 08, 2023 USD ($)	Aug. 08, 2022
Initial Public Offering and Private Placement [Abstract]
Convertible preferred stock, shares issued | shares																				4,732,044	4,939,946	4,939,946	4,939,946		4,732,044			4,939,946
Temporary Equity, Carrying Amount, Attributable to Parent																				$ 86,783,000	$ 91,469,000	$ 91,469,000	$ 91,469,000		$ 86,783,000			$ 91,469,000
Common Stock, Shares, Issued | shares																						786,510		14,535,136
Common Stock, Shares, Outstanding | shares																						779,908		14,535,136
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Initial Public Offering and Private Placement [Abstract]
Deferred Offering Costs																			$ 8,800,000
Deferred underwriting commissions																			5,200,000
Percentage of deferred underwriting commissions payable included in initial Business Combination																															50.00%
Net proceeds from initial public offering and private placement deposited in trust account																			$ 149,500,000	$ 724,000	$ 560,000	$ 1,400,000	0
Unit price, Proposed Public Offering and Private Placement (in dollars per unit) | $ / shares																			$ 10.00
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period																				100.00%		100.00%
Number of times to extend period to consummate Business Combination | item					11													9
Period of time for an extension to consummate Business Combination	1 month	1 month	1 month		1 month													1 month
Advance notice prior to applicable Termination Date					5 days													5 days
Temporary Equity, Carrying Amount, Attributable to Parent					$ 4,358,804															$ 37,838,923		$ 40,475,949	$ 151,528,894			$ 37,019,896
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Minimum [Member]
Initial Public Offering and Private Placement [Abstract]
Number of operating businesses included in initial Business Combination | item																				1		1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination																				80.00%		80.00%
Post-transaction ownership percentage of the target business																				50.00%		50.00%
Percentage of Public Shares that can be redeemed without prior consent																				15.00%		15.00%
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Maximum [Member]
Initial Public Offering and Private Placement [Abstract]
Period to cease operations if Business Combination is not completed within Combination Period																				10 days		10 days
Interest from Trust Account that can be held to pay dissolution expenses																			$ 100,000
Extension period to complete business combination after Original Termination Date					12 months													36 months
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Public Shares [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares					3,300,016													3,690,831
Convertible preferred stock, shares issued | shares					390,815													11,259,169
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Public Shares [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares					3,300,016
Convertible preferred stock, shares issued | shares					390,815
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Private Placement Units [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares					499,000													499,000	499,000
Share price (in dollars per share) | $ / shares																			$ 10.00
Gross proceeds from private placement																			$ 5,000,000.0
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Second Convertible Promissory Note [Member]
Initial Public Offering and Private Placement [Abstract]
Period of time for an extension to consummate Business Combination						1 month	1 month	1 month	1 month	1 month		1 month	1 month		1 month	1 month
Aggregate amount drawn											$ 165,000	$ 560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Debt Instrument, Face Amount																														$ 1,680,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Second Convertible Promissory Note [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Period of time for an extension to consummate Business Combination						1 month	1 month
Debt Instrument, Face Amount																											$ 1,680,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Second Convertible Promissory Note [Member] | Maximum [Member]
Initial Public Offering and Private Placement [Abstract]
Aggregate amount drawn																		$ 1,380,000
Debt Instrument, Face Amount												$ 1,680,000															$ 1,680,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Third Convertible Promissory Note [Member]
Initial Public Offering and Private Placement [Abstract]
Period of time for an extension to consummate Business Combination								1 month	1 month	1 month
Aggregate amount drawn						$ 900,000		$ 420,000												$ 900,000		$ 470,000
Debt Instrument, Face Amount																													$ 900,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Third Convertible Promissory Note [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Period of time for an extension to consummate Business Combination						1 month	1 month
Aggregate amount drawn				$ 140,000		$ 140,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Sponsor [Member]
Initial Public Offering and Private Placement [Abstract]
Net proceeds from initial public offering and private placement deposited in trust account					$ 111,000
Aggregate amount drawn																						$ 161,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Sponsor [Member] | Maximum [Member]
Initial Public Offering and Private Placement [Abstract]
Aggregate amount drawn					1,221,000													1,680,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Sponsor [Member] | Second Convertible Promissory Note [Member]
Initial Public Offering and Private Placement [Abstract]
Net proceeds from initial public offering and private placement deposited in trust account					111,000													420,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Sponsor [Member] | Second Convertible Promissory Note [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Net proceeds from initial public offering and private placement deposited in trust account					111,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Sponsor [Member] | Amended and Restated Memorandum [Member]
Initial Public Offering and Private Placement [Abstract]
Net proceeds from initial public offering and private placement deposited in trust account					111,000													$ 140,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Sponsor [Member] | Amended and Restated Memorandum [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Net proceeds from initial public offering and private placement deposited in trust account					$ 111,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares					3,799,016													4,189,831
Temporary Equity, Carrying Amount, Attributable to Parent					$ 4,358,804													$ 115,071,882
Common Stock, Shares, Issued | shares																				499,000		499,000	499,000
Common Stock, Shares, Outstanding | shares																				499,000		499,000	499,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares					3,799,016
Temporary Equity, Carrying Amount, Attributable to Parent					$ 4,358,804
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member] | Sponsor [Member]
Initial Public Offering and Private Placement [Abstract]
Number of times to extend period to consummate Business Combination | item					11
Period of time for an extension to consummate Business Combination					1 month
Advance notice prior to applicable Termination Date					5 days
Extension period to complete business combination after Original Termination Date					48 months
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member] | Sponsor [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Number of times to extend period to consummate Business Combination | item					11
Period of time for an extension to consummate Business Combination					1 month
Advance notice prior to applicable Termination Date					5 days
Extension period to complete business combination after Original Termination Date					48 months
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class B [Member]
Initial Public Offering and Private Placement [Abstract]
Common Stock, Shares, Issued | shares					3,737,500													3,737,500		3,737,500		3,737,500	3,737,500
Common Stock, Shares, Outstanding | shares					3,737,500													3,737,500		3,737,500		3,737,500	3,737,500
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class B [Member] | Subsequent Event [Member]
Initial Public Offering and Private Placement [Abstract]
Common Stock, Shares, Issued | shares					3,737,500
Common Stock, Shares, Outstanding | shares					3,737,500
Initial Public Offering [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Initial Public Offering and Private Placement [Abstract]
Gross proceeds from initial public offering																							$ 149,500,000
Initial Public Offering [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Public Shares [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares																			14,950,000
Share price (in dollars per share) | $ / shares																			$ 10.00
Gross proceeds from initial public offering																			$ 149,500,000
Initial Public Offering [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Common Class A [Member]
Initial Public Offering and Private Placement [Abstract]
Deferred Offering Costs																							$ 8,734,896
Over-Allotment Option [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares																			1,950,000
Over-Allotment Option [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] | Public Shares [Member]
Initial Public Offering and Private Placement [Abstract]
Contribution from PIPE Financing for cash | shares																			1,950,000
Share price (in dollars per share) | $ / shares																			$ 10.00